Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	Lion Group Holding Ltd.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 7
Entity Central Index Key	0001806524
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 901-903, 9/FHarbour Centre
Entity Address, Address Line Two	25 Harbour Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
City Area Code	+(852)
Local Phone Number	2820-9000
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168